SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Compensation	$ 1,174	$ 1,123	$ 1,030
Professional fees	23	181	203
Interest	1,361	1,603	892
Warranty	2	2	2
Vacation	37	41	53
Preferred dividends	149	120	120
Stock subscription for licenses		0	692
Other accrued expenses	125	165	164
Total	$ 2,871	$ 3,235	$ 3,156